    As filed with the Securities and Exchange Commission on April 27, 1999

                                               Registration Nos. 333-36161
                                                                 811-08373

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                            ----------------------

                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

               Pre-Effective Amendment No.                           [ ]
               Post-Effective Amendment No.   2                      [X]
                                             ---
                                    and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

               Amendment No.   3                                     [X]
                              ---

                       (Check appropriate box or boxes.)

                            ----------------------

                         LaSalle Partners Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                             100 East Pratt Street
                             Baltimore, MD  21202
                    (Address of Principal Executive Office)

      Registrant's Telephone Number, including Area Code:  (800) 527-2553

                      William K. Morrill, Jr., President
                         LaSalle Partners Funds, Inc.
                             100 East Pratt Street
                             Baltimore, MD  21202
                    (Name and Address of Agent for Service)

                                  Copies to:

                             Alan C. Porter, Esq.
                            Piper & Marbury L.L.P.
                         1200 Nineteenth Street, N.W.
                             Washington, DC  20036

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b)

(X) on April 30, 1999 pursuant to paragraph (b)

( ) 60 days after filing pursuant to paragraph (a)(1)

( ) on (date) pursuant to paragraph (a)(1)

( ) 75 days after filing pursuant to paragraph (a)(2)

( ) on (date) pursuant to paragraph (a)(2) of Rule 485

                      Declaration Pursuant to Rule 24f-2

     The Registrant has previously elected to register an indefinite number of Retail Class and Institutional Class shares of the LaSalle Partners U.S. Real Estate Fund series of its Common Stock, par value $.01 per share, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1998 was filed on March 29, 1999. The Registrant is a "feeder" fund within a "master-feeder" fund structure. The "master" fund within this structure has executed this Registration Statement.


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

                                 CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO.2

     The contents of Post-Effective Amendment No. 1 to the Registration Statement are incorporated herein by reference.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 27th day of April, 1999.


                                    LA SALLE PARTNERS FUNDS, INC.



                                    By: /s/ William K. Morrill, Jr.
                                       ---------------------------------
                                            William K. Morrill, Jr.
                                            President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                                 Date
---------                             -----                                 ----
/s/ William K. Morrill, Jr.     President (principal executive officer)     April 27, 1999
---------------------------     and Director
    William K. Morrill, Jr.


/s/ William E. Sullivan         Treasurer (principal financial and          April 27, 1999
---------------------------     accounting officer)
    William E. Sullivan


              *                 Director
---------------------------
    Bruce D. Alexander


              *                 Director
---------------------------
    Lawrence S. Bacow


              *                 Director
---------------------------
    Richard A. Dobbins


              *                 Director
---------------------------
    John W. McCarter, Jr.


              *                 Director
---------------------------
    Keith R. Pauley


              *                 Director
---------------------------
    Lynn C. Thurber



     *By: /s/ William K. Morrill, Jr.
          ---------------------------------                                 April 27, 1999
               William K. Morrill, Jr.
               Attorney-in-Fact

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, LaSalle Partners Master Trust has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 27th day of April, 1999.

                                         LA SALLE PARTNERS MASTER TRUST



                                         By: /s/ William K. Morrill, Jr.
                                            -------------------------------
                                                 William K. Morrill, Jr.
                                                 President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities with LaSalle Partners Master Trust and on the date indicated.


Signature                     Title                                    Date
---------                     -----                                    ----
/s/ William K. Morrill, Jr.
---------------------------   President (principal executive officer)     April 27, 1999
    William K. Morrill, Jr.   and Trustee


/s/ William E. Sullivan
---------------------------   Treasurer (principal financial and          April 27, 1999
    William E. Sullivan       accounting officer)

              *
---------------------------   Trustee
    Bruce D. Alexander


              *
---------------------------   Trustee
    Lawrence S. Bacow


              *
---------------------------   Trustee
    Richard A. Dobbins


              *
---------------------------   Trustee
    John W. McCarter, Jr.


              *
---------------------------   Trustee
    Keith R. Pauley


              *
---------------------------   Trustee
    Lynn C. Thurber



     *By: /s/ William K. Morrill, Jr.
          ----------------------------------                              April 27, 1999
               William K. Morrill, Jr.
               Attorney-in-Fact